UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

Rayliant Quantamental China Equity ETF

Ticker: RAYC

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about the Rayliant Quantamental China Equity ETF (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funds.rayliant.com/rayc. You can also request this information by contacting us at 866-898-1688.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant Quantamental China Equity ETF	$39	0.80%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$18,085,021	90	$-	105%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.8%
Utilities	0.8%
Energy	1.9%
Communication Services	2.1%
Health Care	6.2%
Materials	7.4%
Consumer Staples	10.2%
Information Technology	10.5%
Consumer Discretionary	13.0%
Industrials	17.8%
Financials	29.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Kweichow Moutai, Cl A	5.7%
Contemporary Amperex Technology, Cl A	4.9%
Ping An Insurance Group of China, Cl A	4.9%
BYD, Cl A	4.1%
Midea Group, Cl A	4.0%
China Merchants Bank, Cl A	2.9%
COSCO SHIPPING Holdings, Cl A	2.3%
New China Life Insurance, Cl A	2.3%
China Life Insurance, Cl A	2.3%
China Pacific Insurance Group, Cl A	2.1%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-898-1688

  https://funds.rayliant.com/rayc

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-898-1688 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RAYC-SAR-2025

The Advisors' Inner Circle Fund III

Rayliant Quantamental Emerging Market ex-China Equity ETF

Ticker: RAYE

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about the Rayliant Quantamental Emerging Market ex-China Equity ETF (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funds.rayliant.com/raye. You can also request this information by contacting us at 866-898-1688.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant Quantamental Emerging Market ex-China Equity ETF	$41	0.88%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$62,504,505	101	$58,548	115%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	4.9%
United States	1.1%
Indonesia	1.3%
Chile	1.9%
Poland	2.0%
United Arab Emirates	3.4%
Thailand	3.4%
South Africa	3.8%
Saudi Arabia	4.4%
Brazil	6.4%
South Korea	15.4%
India	25.1%
Taiwan	26.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	13.9%
Samsung Electronics	4.0%
Coromandel International	2.5%
Fubon Financial Holding	2.4%
Glenmark Pharmaceuticals	2.3%
Bangkok Bank	2.0%
Samsung Securities	2.0%
United Electronics	1.9%
Tech Mahindra	1.9%
SK Hynix	1.8%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-898-1688

  https://funds.rayliant.com/raye

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-898-1688 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RAYE-SAR-2025

The Advisors' Inner Circle Fund III

Rayliant Quantitative Developed Market Equity ETF

Ticker: RAYD

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about the Rayliant Quantitative Developed Market Equity ETF (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funds.rayliant.com/rayd. You can also request this information by contacting us at 866-898-1688.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant Quantitative Developed Market Equity ETF	$41	0.80%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$89,206,342	120	$120,404	155%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.6%
Luxembourg	0.2%
Singapore	0.4%
Sweden	0.5%
Denmark	0.9%
France	0.9%
Canada	1.1%
Australia	2.6%
Netherlands	2.8%
Germany	3.1%
Japan	4.0%
United Kingdom	7.6%
United States	74.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	6.1%
Microsoft	4.4%
NVIDIA	4.3%
Amazon.com	3.2%
Philip Morris International	2.4%
Alphabet, Cl A	2.4%
Primo Brands	2.3%
Evolution Mining	2.3%
Exelixis	2.2%
Gilead Sciences	2.1%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-898-1688

  https://funds.rayliant.com/rayd

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-898-1688 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RAYD-SAR-2025

The Advisors' Inner Circle Fund III

Rayliant SMDAM Japan Equity ETF

Ticker: RAYJ

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about the Rayliant SMDAM Japan Equity ETF (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funds.rayliant.com/rayj. You can also request this information by contacting us at 866-898-1688.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant SMDAM Japan Equity ETF	$35	0.72%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$32,261,909	30	$-	21%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Health Care	2.9%
Communication Services	3.0%
Materials	4.8%
Consumer Staples	6.8%
Financials	10.0%
Information Technology	14.0%
Industrials	22.0%
Consumer Discretionary	35.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Mitsubishi UFJ Financial Group	6.5%
NEC	5.0%
Sanrio	4.9%
Kawasaki Heavy Industries	4.5%
Asics	4.4%
Sony Group	4.2%
SIGMAXYZ Holdings	3.8%
Resorttrust	3.8%
SCSK	3.7%
Toyota Motor	3.6%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-898-1688

  https://funds.rayliant.com/rayj

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-898-1688 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RAYJ-SAR-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors’ Inner Circle Fund III

Rayliant Quantamental China Equity ETF

Rayliant Quantamental Emerging Market ex-China Equity ETF

Rayliant Quantitative Developed Market Equity ETF

Rayliant SMDAM Japan Equity ETF

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

MARCH 31, 2025

Investment Adviser:

Rayliant Asset Management

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2025 (UNAUDITED)

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	18
Statements of Operations	21
Statements of Changes in Net Assets	24
Financial Highlights	28
Notes to Financial Statements	32
Other Information (Form N-CSRS Items 8-11)	58

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF MARCH 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 100.0%
	Shares	Value
CHINA — 100.0%
Communication Services — 2.1%
Focus Media Information Technology, Cl A	239,072	$230,981
G-bits Network Technology Xiamen, Cl A	3,300	101,277
Kingnet Network, Cl A	18,000	39,786
		372,044
Consumer Discretionary — 13.0%
BYD, Cl A	14,300	737,840
Fuyao Glass Industry Group, Cl A	20,500	165,249
Great Wall Motor, Cl A	21,300	76,512
Gree Electric Appliances of Zhuhai, Cl A	37,500	234,623
Hisense Home Appliances Group, Cl A	16,900	69,103
Midea Group, Cl A	67,640	730,775
Seres Group, Cl A	10,500	181,924
Streamax Technology, Cl A	20,400	159,418
		2,355,444
Consumer Staples — 10.2%
Eastroc Beverage Group, Cl A	10,160	348,138
Guangdong Haid Group, Cl A	13,500	92,807
Kweichow Moutai, Cl A	4,772	1,025,213
Muyuan Foods, Cl A	15,600	83,154
Wens Foodstuff Group, Cl A	124,200	284,949
		1,834,261
Energy — 1.9%
China Shenhua Energy, Cl A	64,400	339,908
		339,908
Financials — 29.3%
Agricultural Bank of China, Cl A	291,100	207,531
Bank of Changsha, Cl A	106,700	134,809
Bank of Chengdu, Cl A	29,400	69,556
Bank of Communications, Cl A	213,200	218,602
Bank of Hangzhou, Cl A	71,500	142,097
Bank of Jiangsu, Cl A	181,530	237,346
Bank of Nanjing, Cl A	87,600	124,542
Bank of Ningbo, Cl A	23,700	84,220
China Everbright Bank, Cl A	245,700	127,823
China Life Insurance, Cl A	80,300	415,541
China Merchants Bank, Cl A	88,897	529,645
China Pacific Insurance Group, Cl A	85,215	377,175
Guotai Junan Securities, Cl A	44,300	104,868
Hithink RoyalFlush Information Network, Cl A	7,700	302,663
Huaxia Bank, Cl A	94,500	101,837
Jiangsu Changshu Rural Commercial Bank, Cl A	158,320	151,873

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF MARCH 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
CHINA (continued)
Financials (continued)
New China Life Insurance, Cl A	59,400	$421,021
People's Insurance Group of China, Cl A	241,900	227,055
Ping An Bank, Cl A	67,500	104,605
Ping An Insurance Group of China, Cl A	123,500	877,566
Postal Savings Bank of China, Cl A	147,400	105,693
Qilu Bank, Cl A	91,700	76,481
Shanghai Pudong Development Bank, Cl A	102,500	147,136
		5,289,685
Health Care — 6.2%
Changzhou Qianhong Biopharma, Cl A	418,000	334,819
Harbin Gloria Pharmaceuticals, Cl A *	172,000	57,523
Huadong Medicine, Cl A	20,000	101,020
Innovita Biological Technology, Cl A	18,600	89,341
Jiangsu Hengrui Pharmaceuticals, Cl A	21,600	146,261
Sichuan Biokin Pharmaceutical, Cl A *	2,200	70,340
Yifan Pharmaceutical, Cl A	28,100	44,978
Zhejiang Medicine, Cl A	159,500	294,594
		1,138,876
Industrials — 17.8%
Beijing Sifang Automation, Cl A	37,200	87,037
Contemporary Amperex Technology, Cl A	25,268	879,628
COSCO SHIPPING Holdings, Cl A	211,700	423,930
Dongguan Yiheda Automation, Cl A	31,900	110,901
Focused Photonics Hangzhou, Cl A *	27,100	61,727
Henan Thinker Automatic Equipment, Cl A	59,400	190,400
L&K Engineering Suzhou, Cl A	40,800	183,002
NARI Technology, Cl A	34,300	103,383
Ningbo Deye Technology, Cl A	17,000	213,989
SF Holding, Cl A	43,400	257,560
Shaanxi Construction Engineering Group, Cl A	164,000	96,605
Shannon Semiconductor Technology, Cl A	10,000	51,267
Sieyuan Electric, Cl A	17,300	180,955
STO Express, Cl A	25,200	40,960
Sumec, Cl A	39,300	55,386
Windey Energy Technology Group, Cl A	43,100	74,444
Yuneng Technology, Cl A	9,000	59,939
Zhejiang Tony Electronic, Cl A *	60,000	167,054
		3,238,167
Information Technology — 10.5%
ACM Research Shanghai, Cl A	5,800	81,397
Anji Microelectronics Technology Shanghai, Cl A	2,000	46,241

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF MARCH 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
CHINA (continued)
Information Technology (continued)
Anker Innovations Technology, Cl A	4,700	$66,704
Cambricon Technologies, Cl A *	800	68,594
Eoptolink Technology, Cl A	10,900	147,196
Foxconn Industrial Internet, Cl A	63,100	172,472
Hangzhou Sunrise Technology, Cl A	62,000	152,314
Hygon Information Technology, Cl A	7,000	136,129
Jones Tech, Cl A	14,000	48,845
Longshine Technology Group, Cl A	41,900	72,545
Luxshare Precision Industry, Cl A	34,500	194,154
Ninestar, Cl A *	76,000	253,232
Will Semiconductor Shanghai, Cl A	10,600	193,621
Xiamen Faratronic, Cl A	4,500	67,829
Yealink Network Technology, Cl A	29,300	164,648
		1,865,921
Materials — 7.4%
Anhui Conch Cement, Cl A	16,600	55,494
China Jushi, Cl A	83,400	148,070
DeHua TB New Decoration Materials, Cl A	203,300	298,267
Shanjin International Gold, Cl A	70,100	185,238
Sinofibers Technology, Cl A	14,100	66,076
Zhejiang NHU, Cl A	112,100	345,284
Zijin Mining Group, Cl A	102,700	256,117
		1,354,546
Real Estate — 0.8%
Gemdale, Cl A	235,400	146,439
		146,439
Utilities — 0.8%
China Yangtze Power, Cl A	39,300	150,419
		150,419
TOTAL COMMON STOCK
(Cost $16,331,463)		18,085,710

TOTAL INVESTMENTS— 100.0%
(Cost $16,331,463)		$18,085,710

Percentages are based on Net Assets of $18,085,021.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF MARCH 31, 2025 (UNAUDITED)

As of March 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF MARCH 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.5%
	Shares	Value
BRAZIL — 4.4%
Banco Bradesco	169,400	$337,164
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	52,800	941,756
Embraer *	58,800	675,913
Petroleo Brasileiro	112,900	807,379
		2,762,212

CHILE — 1.1%
Empresas Copec	52,135	358,711
Falabella	72,456	301,401
		660,112

CZECHIA — 0.3%
Moneta Money Bank	31,073	196,639

GREECE — 0.8%
OPAP	25,185	498,667

HUNGARY — 0.3%
Magyar Telekom Telecommunications	36,724	160,035

INDIA — 25.1%
360 ONE WAM	27,353	301,668
Bharti Airtel	35,087	711,572
Colgate-Palmolive India	21,587	603,570
Coromandel International	67,620	1,568,102
Dixon Technologies India	4,744	731,505
GE T&D India	57,849	1,054,984
Glenmark Pharmaceuticals	80,456	1,450,604
HDFC Asset Management	5,712	268,243
ICICI Lombard General Insurance	28,417	596,068
Indus Towers *	152,773	597,526
Infosys	35,601	654,207
Lupin	33,315	790,443
Marico	47,142	359,415
Mphasis	13,129	384,043
Muthoot Finance	15,649	436,281
Page Industries	866	432,569
Persistent Systems	6,865	442,855
Redington	251,684	715,395
Sun Pharmaceutical Industries	21,619	438,766
Tata Consultancy Services	20,778	876,640
Tech Mahindra	70,424	1,168,549
Torrent Pharmaceuticals	2,844	107,406
Trent	10,074	627,635

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF MARCH 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
INDIA (continued)
UPL	33,997	$253,071
Voltas	7,677	131,018
		15,702,135

INDONESIA — 1.3%
Adaro Energy Indonesia	1,716,100	191,196
Indofood Sukses Makmur	649,400	278,426
United Tractors	235,300	334,621
		804,243

MALAYSIA — 0.5%
RHB Bank	222,600	343,118

MEXICO — 1.0%
FIBRA Macquarie Mexico ‡	152,000	224,750
Gruma, Cl B	15,340	275,859
Vista Energy *	2,900	134,665
		635,274

PHILIPPINES — 0.9%
China Banking	330,450	537,035

POLAND — 2.0%
Benefit Systems	247	183,753
CCC *	12,540	756,668
CD Projekt	5,894	321,906
		1,262,327

QATAR — 0.3%
Doha Bank QPSC	334,831	176,658

RUSSIA — 0.0%
Gazprom Neft PJSC (A)	111,970	–
Novolipetsk Steel PJSC (A)	98,630	–
PhosAgro PJSC GDR *(A)	22,934	–
Severstal PAO (A)	11,625	–
		–

SAUDI ARABIA — 4.4%
Etihad Etisalat	12,919	210,087
Riyadh Cables Group	5,224	176,868
Saudi Reinsurance *	87,617	1,125,840
United Electronics	48,313	1,213,267
		2,726,062

SOUTH AFRICA — 3.8%
Investec	159,596	988,976

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF MARCH 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
SOUTH AFRICA (continued)
Naspers, Cl N	3,135	$770,118
OUTsurance Group	92,512	350,594
Redefine Properties ‡	1,140,350	259,172
		2,368,860

SOUTH KOREA — 15.4%
BNK Financial Group	76,537	532,770
Hana Financial Group	12,087	489,226
HD Korea Shipbuilding & Offshore Engineering	2,109	287,884
JB Financial Group	50,011	591,302
Kia	7,912	495,944
Korea Electric Power	27,152	399,213
Korea Investment Holdings	6,221	308,410
LG Uplus	19,423	135,862
Meritz Financial Group	2,774	229,832
NH Investment & Securities	21,957	209,057
Samsung Electronics	64,359	2,526,282
Samsung Securities	41,019	1,260,516
SK Hynix	8,737	1,131,508
Woori Financial Group	93,812	1,051,204
		9,649,010

TAIWAN — 26.2%
Asia Optical	213,000	878,880
Asustek Computer	19,000	348,498
CTBC Financial Holding	318,000	377,836
Eva Airways	277,000	338,298
Evergreen Marine Taiwan	123,000	816,851
Fubon Financial Holding	578,400	1,485,958
Hon Hai Precision Industry	211,000	927,822
International Games System	13,000	302,266
Makalot Industrial	24,440	225,611
MediaTek	15,000	627,965
Taiwan Semiconductor Manufacturing	316,000	8,660,794
Tripod Technology	35,000	206,611
United Integrated Services	41,000	563,707
Wan Hai Lines	50,000	117,762
Yang Ming Marine Transport	217,000	486,253
		16,365,112

THAILAND — 3.4%
Advanced Info Service	23,400	189,683
Bangkok Bank	290,500	1,263,044

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF MARCH 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
THAILAND (continued)
Kasikornbank	78,100	$371,795
Krung Thai Bank	432,700	307,386
		2,131,908

TÜRKIYE — 0.8%
Turkcell Iletisim Hizmetleri	155,399	392,179
Turkiye Vakiflar Bankasi TAO, Cl D *	193,069	121,863
		514,042

UNITED ARAB EMIRATES — 3.4%
ADNOC Drilling PJSC	321,639	450,096
Emirates Integrated Telecommunications PJSC	425,591	933,900
Salik PJSC	537,151	735,593
		2,119,589

UNITED STATES — 1.1%
JBS	99,200	712,697

TOTAL COMMON STOCK
(Cost $61,633,756)		60,325,735

PREFERRED STOCK — 2.8%

BRAZIL — 2.0%
Banco Bradesco (B)	224,600	495,656
Cia Energetica de Minas Gerais (B)	270,800	485,087
Cia Paranaense de Energia - Copel (B)	158,700	290,099
		1,270,842

CHILE — 0.8%
Embotelladora Andina (B)	126,619	472,174

TOTAL PREFERRED STOCK
(Cost $1,650,323)		1,743,016

TOTAL INVESTMENTS— 99.3%
(Cost $63,284,079)		$62,068,751

Percentages are based on Net Assets of $62,504,505.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF MARCH 31, 2025 (UNAUDITED)

Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company
QPSC — Qatari Public Shareholding Company

The following is a summary of the inputs used as of March 31, 2025 when valuing the Fund's investments:
Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$2,762,212	$—	$—		$2,762,212
Chile	660,112	—	—		660,112
Czechia	196,639	—	—		196,639
Greece	498,667	—	—		498,667
Hungary	160,035	—	—		160,035
India	15,702,135	—	—		15,702,135
Indonesia	804,243	—	—		804,243
Malaysia	343,118	—	—		343,118
Mexico	635,274	—	—		635,274
Philippines	537,035	—	—		537,035
Poland	1,262,327	—	—		1,262,327
Qatar	176,658	—	—		176,658
Russia‡	—	—	—	^	—	^
Saudi Arabia	2,726,062	—	—		2,726,062
South Africa	2,368,860	—	—		2,368,860
South Korea	9,649,010	—	—		9,649,010
Taiwan	16,365,112	—	—		16,365,112
Thailand	2,131,908	—	—		2,131,908
Türkiye	514,042	—	—		514,042
United Arab Emirates	2,119,589	—	—		2,119,589
United States	712,697	—	—		712,697
Total Common Stock	60,325,735	—	—	^	60,325,735
Preferred Stock
Brazil	1,270,842	—	—		1,270,842
Chile	472,174	—	—		472,174
Total Preferred Stock	1,743,016	—	—		1,743,016
Total Investments in Securities	$62,068,751	$—	$—	^	$62,068,751

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

‡ For the period ended March 31, 2025, there were no transfers into/out of Level 3. As of March 31, 2025, the unrealized appreciation/(depreciation) on these investments was $(1,352,976). These securities were impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until March 31, 2025, Russian-held investments were deemed to be worthless due to sanctions and inaccessibility of the market.

^ Includes securities in which the fair value is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF MARCH 31, 2025 (UNAUDITED)

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF MARCH 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.5%
	Shares	Value
AUSTRALIA — 2.6%
Evolution Mining	458,030	$2,029,346
Rio Tinto	3,744	269,447
		2,298,793

CANADA — 1.1%
Celestica *	8,219	648,269
Manulife Financial, Cl Common Subs. Receipt	10,821	337,129
		985,398

CHINA — 0.2%
BOC Hong Kong Holdings	48,202	194,535

DENMARK — 0.9%
Novo Nordisk, Cl B	4,669	317,589
Pandora	1,225	186,942
Vestas Wind Systems *	17,842	245,206
		749,737

FRANCE — 0.9%
Credit Agricole	14,993	271,680
Societe Generale	11,275	504,102
		775,782

GERMANY — 3.1%
Commerzbank	14,720	333,436
Deutsche Telekom	47,056	1,739,407
Rheinmetall	186	265,011
Siemens Energy *	7,632	443,864
		2,781,718

JAPAN — 4.0%
Advantest	5,756	249,116
Asics	9,175	192,961
Bandai Namco Holdings	8,435	282,258
Ebara	13,672	205,528
ENEOS Holdings	40,610	212,446
Mitsubishi Electric	19,328	351,559
Recruit Holdings	5,669	290,274
Sanrio	32,564	1,496,019
Suzuki Motor	23,236	281,243
		3,561,404

LUXEMBOURG — 0.2%
ArcelorMittal	7,279	208,129

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF MARCH 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
NETHERLANDS — 2.8%
HAL Trust	4,197	$533,154
ING Groep	49,507	962,064
Koninklijke KPN	58,796	248,776
NN Group	3,793	210,105
Wolters Kluwer	3,527	546,909
		2,501,008

NEW ZEALAND — 0.2%
Xero *	1,752	168,950

SINGAPORE — 0.4%
Sea ADR *	2,945	384,293

SWEDEN — 0.5%
Essity, Cl B	9,447	268,407
Telefonaktiebolaget LM Ericsson, Cl B	22,601	174,776
		443,183

SWITZERLAND — 0.2%
SGS	1,699	168,834

UNITED KINGDOM — 7.6%
ARM Holdings ADR *	2,911	310,866
Barclays	237,241	881,302
HSBC Holdings	153,799	1,742,527
Imperial Brands	6,171	228,204
International Consolidated Airlines Group	479,203	1,613,137
NatWest Group	111,256	648,804
Rolls-Royce Holdings *	18,456	178,428
Sage Group	14,814	230,793
TechnipFMC	30,962	981,186
		6,815,247

UNITED STATES — 74.8%
Aflac	8,158	907,088
Allison Transmission Holdings	3,608	345,177
Alphabet, Cl A	13,749	2,126,145
Altria Group	24,058	1,443,961
Amazon.com *	15,237	2,898,992
American Airlines Group *	26,836	283,120
Amgen	2,774	864,240
Apple	24,299	5,397,537
Arista Networks *	6,479	501,993
AT&T	38,848	1,098,621
Automatic Data Processing	6,002	1,833,791

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF MARCH 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Bank of New York Mellon	4,289	$359,718
BellRing Brands *	25,138	1,871,775
Booz Allen Hamilton Holding, Cl A	2,155	225,370
Brinker International *	8,905	1,327,290
Chubb	6,040	1,824,020
Cigna Group	2,341	770,189
Colgate-Palmolive	9,238	865,601
Deckers Outdoor *	1,579	176,548
DocuSign, Cl A *	3,232	263,085
DoorDash, Cl A *	2,011	367,551
Doximity, Cl A *	2,882	167,242
Duolingo, Cl A *	795	246,879
DuPont de Nemours	6,482	484,076
Dynatrace *	4,649	219,200
eBay	7,280	493,074
Eli Lilly	1,616	1,334,670
Exelixis *	52,904	1,953,216
ExlService Holdings *	9,560	451,328
Expedia Group	1,662	279,382
F5 *	905	240,974
Fidelity National Information Services	8,071	602,742
Fortinet *	8,493	817,536
Fox	3,384	191,535
Garmin	1,604	348,276
Generac Holdings *	6,869	869,959
Gilead Sciences	16,829	1,885,689
Globus Medical, Cl A *	7,471	546,877
Halozyme Therapeutics *	12,059	769,485
HCA Healthcare	3,045	1,052,200
Hewlett Packard Enterprise	20,554	317,148
Hologic *	3,580	221,137
HP	15,733	435,647
Kimberly-Clark	3,043	432,776
Leidos Holdings	2,093	282,430
Lowe's	4,962	1,157,287
Maplebear *	5,597	223,264
Masco	3,621	251,804
Meta Platforms, Cl A	1,150	662,814
Microsoft	10,548	3,959,614
Motorola Solutions	2,545	1,114,227
NVIDIA	35,659	3,864,723
Palantir Technologies, Cl A *	5,798	489,351

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF MARCH 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Palo Alto Networks *	2,281	$389,230
Philip Morris International	13,532	2,147,934
Primo Brands	58,345	2,070,664
QUALCOMM	3,399	522,120
Ralph Lauren, Cl A	1,323	292,039
ROBLOX, Cl A *	7,063	411,702
Ryan Specialty Holdings, Cl A	14,093	1,041,050
SharkNinja *	3,801	317,042
Sprouts Farmers Market *	3,323	507,223
Swiss Re	1,252	212,263
Tapestry	7,915	557,295
Targa Resources	3,163	634,087
Texas Roadhouse, Cl A	7,204	1,200,403
Trade Desk, Cl A *	4,550	248,976
United Parcel Service, Cl B	1,772	194,902
United Therapeutics *	638	196,676
UnitedHealth Group	1,753	918,134
Unum Group	12,504	1,018,576
Veeva Systems, Cl A *	1,681	389,370
Veralto	3,705	361,052
VeriSign *	1,174	298,043
Viking Holdings *	3,924	155,979
Willis Towers Watson	1,603	541,734
		66,744,868

TOTAL COMMON STOCK
(Cost $85,839,290)		88,781,879

WARRANT — 0.0%
	Number of Warrants	Value
CANADA — 0.0%
Constellation Software, Expires 08/22/2028 (A)	202	–

TOTAL WARRANT
(Cost $—)		–

TOTAL INVESTMENTS— 99.5%
(Cost $85,839,290)		$88,781,879

Percentages are based on Net Assets of $89,206,342.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF MARCH 31, 2025 (UNAUDITED)

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the inputs used as of March 31, 2025 when valuing the Fund's investments:
Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Australia	$2,298,793	$—	$—		$2,298,793
Canada	985,398	—	—		985,398
China	194,535	—	—		194,535
Denmark	749,737	—	—		749,737
France	775,782	—	—		775,782
Germany	2,781,718	—	—		2,781,718
Japan	3,561,404	—	—		3,561,404
Luxembourg	208,129	—	—		208,129
Netherlands	2,501,008	—	—		2,501,008
New Zealand	168,950	—	—		168,950
Singapore	384,293	—	—		384,293
Sweden	443,183	—	—		443,183
Switzerland	168,834	—	—		168,834
United Kingdom	6,815,247	—	—		6,815,247
United States	66,744,868	—	—		66,744,868
Total Common Stock	88,781,879	—	—		88,781,879
Warrant
Canada	—	—	—	^	—	^
Total Warrant	—	—	—	^	—	^
Total Investments in Securities	$88,781,879	$—	$—	^	$88,781,879

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Includes securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “ —” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM JAPAN EQUITY ETF MARCH 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 99.2%
	Shares	Value
JAPAN — 99.2%
Communication Services — 3.0%
Internet Initiative Japan	54,971	$955,394
		955,394
Consumer Discretionary — 35.7%
ABC-Mart	52,400	975,536
Asics	67,400	1,417,500
Denso	55,780	687,831
Fast Retailing	3,869	1,139,950
Resorttrust	124,800	1,211,363
Ryohin Keikaku	38,500	1,045,530
Sanrio	34,173	1,569,938
Seiren	58,600	960,078
Sony Group	53,500	1,346,981
Toyota Motor	66,500	1,163,327
		11,518,034
Consumer Staples — 6.8%
Kao	24,300	1,051,852
Lifedrink	50,536	509,956
Toyo Suisan Kaisha	10,672	627,588
		2,189,396
Financials — 10.0%
Mitsubishi UFJ Financial Group	156,700	2,107,287
Premium Group	78,000	1,084,927
		3,192,214
Health Care — 2.9%
Daiichi Sankyo	40,367	947,763
		947,763
Industrials — 22.0%
Ebara	54,600	820,789
Fujikura	30,231	1,091,259
Hitachi	46,465	1,074,468
Hoshizaki	20,474	790,263
Kawasaki Heavy Industries	24,200	1,444,815
Mitsubishi	38,646	678,773
SIGMAXYZ Holdings	194,100	1,216,208
		7,116,575
Information Technology — 14.0%
Disco	3,486	696,897
Maruwa	5,002	1,014,181
NEC	76,115	1,600,787

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM JAPAN EQUITY ETF MARCH 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
JAPAN (continued)
Information Technology (continued)
SCSK	48,800	$1,204,173
		4,516,038
Materials — 4.8%
Osaka Soda	84,330	915,821
Shin-Etsu Chemical	22,482	636,845
		1,552,666
TOTAL COMMON STOCK
(Cost $29,902,001)		31,988,080

TOTAL INVESTMENTS— 99.2%
(Cost $29,902,001)		$31,988,080

Percentages are based on Net Assets of $32,261,909.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

As of March 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2025 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILIITES

.

	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market ex-China Equity ETF	Rayliant Quantitative Developed Market Equity ETF
Assets:
Investments, at Value (Cost $16,331,463, $63,284,079 and $85,839,290)	$18,085,710	$62,068,751	$88,781,879
Foreign Currency, at Value (Cost $7,113, $15,227 and $12,920)	7,103	14,871	12,955
Cash	91,518	139,092	230,262
Receivable from Investment Adviser	11,341	–	–
Dividend and Interest Receivable	–	374,455	212,199
Reclaim Receivable(1)	–	10,123	71,923
Unrealized Gain on Foreign Currency Spot Contracts	–	–	8
Other Prepaid Expenses	1,522	20,609	3,004
Total Assets	18,197,194	62,627,901	89,312,230
Liabilities:
Payable for Capital Shares Redeemed	55,105	43,800	17,000
Custody Fees Payable	17,844	23,172	13,209
Audit Fees Payable	14,171	14,171	14,171
Payable to Administrator	10,961	9,643	9,643
Printing Fees Payable	9,085	18,152	23,017
Chief Compliance Officer Fees Payable	1,237	1,379	1,831
Unrealized Loss on Foreign Currency Spot Contracts	3	–	–
Payable for Foreign Capital Gains Tax	–	4,424	–
Payable to Investment Adviser	–	8,601	26,249
Other Accrued Expenses and Other Payables	3,767	54	768
Total Liabilities	112,173	123,396	105,888
Commitments and Contingencies †
Net Assets	$18,085,021	$62,504,505	$89,206,342

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2025 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILIITES (continued)

	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market ex-China Equity ETF	Rayliant Quantitative Developed Market Equity ETF
Net Assets Consist of:
Paid-in Capital	$65,260,552	$67,787,946	$77,685,156
Total Distributable Earnings (Accumulated Losses)	(47,175,531)	(5,283,441)	11,521,186
Net Assets	$18,085,021	$62,504,505	$89,206,342
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,250,000	2,800,000	2,750,000
Net Asset Value, Offering and Redemption Price Per Share	$14.47	$22.32	$32.44

† See Note 5 in the Notes to Financial Statements.

(1) See Note 2 in the Notes to Financial Statements.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2025 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILIITES

Rayliant SMDAM Japan Equity ETF
Assets:
Investments, at Value (Cost $29,902,001)	$31,988,080
Foreign Currency, at Value (Cost $4,233)	4,234
Cash	64,100
Dividend and Interest Receivable	239,712
Receivable for Investment Securities Sold	155,678
Receivable from Investment Adviser	8,264
Receivable for Capital Shares Sold	25
Prepaid Legal Fees	3,978
Other Prepaid Expenses	3,454
Total Assets	32,467,525
Liabilities:
Payable for Investment Securities Purchased	147,954
Registration Fees Payable	14,999
Audit Fees Payable	14,540
Printing Fees Payable	9,331
Payable to Administrator	9,294
Custody Fees Payable	8,452
Chief Compliance Officer Fees Payable	833
Payable to Trustees	157
Unrealized Loss on Foreign Currency Spot Contracts	56
Total Liabilities	205,616
Commitments and Contingencies †
Net Assets	$32,261,909
Net Assets Consist of:
Paid-in Capital	$30,431,030
Total Distributable Earnings	1,830,879
Net Assets	$32,261,909
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,200,000
Net Asset Value, Offering and Redemption Price Per Share	$26.88

† See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs FOR THE SIX MONTHS ENDED MARCH 31, 2025 (UNAUDITED)

Statements of Operations

	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market ex-China Equity ETF	Rayliant Quantitative Developed Market Equity ETF

Investment Income:
Dividends	$189,406	$895,492	$582,114
Less: Foreign Taxes Withheld	(17,965)	(131,813)	(13,552)
Total Investment Income	171,441	763,679	568,562
Expenses:
Investment Advisory Fees (Note 5)	77,358	184,667	232,381
Administration Fees (Note 4)	62,330	54,849	54,849
Trustees' Fees	4,756	8,494	11,059
Chief Compliance Officer Fees (Note 3)	1,394	2,697	3,541
Custodian Fees	30,657	61,639	25,838
Audit Fees	14,687	14,687	14,687
Insurance Fees	8,988	21,248	21,559
Legal Fees	6,288	11,119	13,852
Printing Fees	4,987	9,979	13,559
Registration and Filing Fees	4,986	5,016	5,032
Pricing Fees	1,605	2,057	1,981
Total Expenses	218,036	376,452	398,338
Less:
Waiver of Investment Advisory Fees	(77,358)	(126,119)	(111,977)
Waiver - Reimbursement from Adviser	(37,357)	–	–
Net Expenses	103,321	250,333	286,361
Net Investment Income	68,120	513,346	282,201
Net Realized Gain (Loss) on:
Investments(1)	3,735,196	28,239	10,282,058
Capital Gains Tax	–	(73,716)	–
Foreign Currency Transactions	(14,600)	(125,702)	(31,269)
Net Realized Gain (Loss)	3,720,596	(171,179)	10,250,789
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,481,022)	(8,576,314)	(7,887,962)
Capital Gains Tax	–	575,252	–
Foreign Currency Translation	(75)	(17,944)	(2,180)
Net Change in Unrealized Depreciation	(6,481,097)	(8,019,006)	(7,890,142)
Net Realized and Unrealized Gain (Loss)	(2,760,501)	(8,190,185)	2,360,647
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,692,381)	$(7,676,839)	$2,642,848

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs FOR THE SIX MONTHS ENDED MARCH 31, 2025 (UNAUDITED)

Statements of Operations (continued)

(1) Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs FOR THE SIX MONTHS ENDED MARCH 31, 2025 (UNAUDITED)

Statement of Operations

Rayliant SMDAM Japan Equity ETF*

Investment Income:
Dividends	$312,756
Less: Foreign Taxes Withheld	(47,095)
Total Investment Income	265,661
Expenses:
Investment Advisory Fees (Note 5)	107,522
Administration Fees (Note 4)	55,026
Trustees' Fees	4,100
Chief Compliance Officer Fees (Note 3)	1,624
Offering Costs (Note 2)	42,215
Audit Fees	14,540
Custodian Fees	13,897
Insurance Fees	10,106
Legal Fees	7,147
Printing Fees	7,131
Registration and Filing Fees	4,998
Pricing Fees	272
Total Expenses	268,578
Less:
Waiver of Investment Advisory Fees	(107,522)
Waiver - Reimbursement from Adviser	(41,757)
Net Expenses	119,299
Net Investment Income	146,362
Net Realized Gain (Loss) on:
Investments(1)	260,449
Foreign Currency Transactions	(10,078)
Net Realized Gain	250,371
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,721,433)
Foreign Currency Translation	873
Net Change in Unrealized Depreciation	(1,720,560)
Net Realized and Unrealized Loss	(1,470,189)
Net Decrease in Net Assets Resulting from Operations	$(1,323,827)

*Commenced operations on April 3, 2024.

(1) Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations:
Net Investment Income	$68,120	$818,184
Net Realized Gain (Loss)	3,720,596	(12,092,636)
Net Change in Unrealized Appreciation (Depreciation)	(6,481,097)	12,879,928
Net Increase (Decrease) in Net Assets Resulting From Operations	(2,692,381)	1,605,476
Distributions:	(785,970)	(1,714,050)
Capital Share Transactions:
Issued	–	654,188
Redeemed	(18,736,344)	(42,450,556)
Net Decrease in Net Assets From Capital Share Transactions	(18,736,344)	(41,796,368)
Total Decrease in Net Assets	(22,214,695)	(41,904,942)
Net Assets:
Beginning of Year/Period	40,299,716	82,204,658
End of Year/Period	$18,085,021	$40,299,716
Shares Transactions:
Issued	–	50,000
Redeemed	(1,250,000)	(3,250,000)
Net Decrease in Shares Outstanding From Share Transactions	(1,250,000)	(3,200,000)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations:
Net Investment Income	$513,346	$1,014,233
Net Realized Gain (Loss)	(171,179)	1,720,393
Net Change in Unrealized Appreciation (Depreciation)	(8,019,006)	7,765,530
Net Increase (Decrease) in Net Assets Resulting From Operations	(7,676,839)	10,500,156
Distributions:	(1,831,800)	(626,110)
Capital Share Transactions:
Issued	15,322,757	10,792,616
Redeemed	–	(1,051,802)
Net Increase in Net Assets From Capital Share Transactions	15,322,757	9,740,814
Total Increase in Net Assets	5,814,118	19,614,860
Net Assets:
Beginning of Year/Period	56,690,387	37,075,527
End of Year/Period	$62,504,505	$56,690,387
Shares Transactions:
Issued	650,000	450,000
Redeemed	–	(50,000)
Net Increase in Shares Outstanding From Share Transactions	650,000	400,000

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations:
Net Investment Income	$282,201	$637,348
Net Realized Gain	10,250,789	8,079,880
Net Change in Unrealized Appreciation (Depreciation)	(7,890,142)	9,418,630
Net Increase in Net Assets Resulting From Operations	2,642,848	18,135,858
Distributions:	(629,978)	(952,925)
Capital Share Transactions:
Issued	24,320,262	–
Redeemed	(2,371,106)	(9,268,189)
Net Increase (Decrease) in Net Assets From Capital Share Transactions	21,949,156	(9,268,189)
Total Increase in Net Assets	23,962,026	7,914,744
Net Assets:
Beginning of Year/Period	65,244,316	57,329,572
End of Year/Period	$89,206,342	$65,244,316
Shares Transactions:
Issued	725,000	–
Redeemed	(75,000)	(350,000)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	650,000	(350,000)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM JAPAN EQUITY ETF

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024*
Operations:
Net Investment Income	$146,362	$104,882
Net Realized Gain (Loss)	250,371	(305,310)
Net Change in Unrealized Appreciation (Depreciation)	(1,720,560)	3,807,818
Net Increase (Decrease) in Net Assets Resulting From Operations	(1,323,827)	3,607,390
Distributions:	(257,880)	–
Capital Share Transactions:
Issued	–	32,282,975
Redeemed	(713,755)	(1,332,994)
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(713,755)	30,949,981
Total Increase (Decrease) in Net Assets	(2,295,462)	34,557,371
Net Assets:
Beginning of Period	34,557,371	–
End of Period	$32,261,909	$34,557,371
Shares Transactions:
Issued	–	1,275,001
Redeemed	(25,000)	(50,001)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(25,000)	1,225,000

*Commenced operations on April 3, 2024.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Period Ended September 30, 2021*
Net Asset Value, Beginning of Year/Period	$16.12	$14.42	$17.80	$24.91	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.04	0.25	0.28	0.52	0.39
Net Realized and Unrealized Gain (Loss)	(1.11)	2.04	(3.38)	(7.42)	(0.48)
Total from Investment Operations	(1.07)	2.29	(3.10)	(6.90)	(0.09)
Dividends and Distributions:
Net Investment Income	(0.58)	(0.59)	(0.28)	(0.21)	—
Total Dividends and Distributions	(0.58)	(0.59)	(0.28)	(0.21)	—
Net Asset Value, End of Year/Period	$14.47	$16.12	$14.42	$17.80	$24.91
Total Return‡	(6.62)%	16.91%	(17.64)%	(27.93)%	(0.36)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$18,085	$40,300	$82,205	$100,140	$39,854
Ratio of Expenses to Average Net Assets	0.80%††	0.80%	0.80%	0.80%	0.80	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.69%††	1.34%	1.04%	1.13%	2.43	%††
Ratio of Net Investment Income to Average Net Assets	0.53%††	1.83%	1.67%	2.45%	1.97	%††
Portfolio Turnover Rate	105%§	169%	325%	255%	199	%§

*	Commenced operations on December 30, 2020.
†	Per share data calculated using average shares method.
††	Annualized.
‡

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover rate is for the period indicated and has not been annualized.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex-CHINA EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Period Ended September 30, 2022*
Net Asset Value, Beginning of Year/Period	$26.37	$21.19	$19.68	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.22	0.53	0.56	0.98
Net Realized and Unrealized Gain (Loss)	(3.42)	5.02	2.02	(6.20)
Total from Investment Operations	(3.20)	5.55	2.58	(5.22)
Dividends and Distributions:
Net Investment Income	(0.85)	(0.37)	(1.07)	(0.10)
Total Dividends and Distributions	(0.85)	(0.37)	(1.07)	(0.10)
Net Asset Value, End of Year/Period	$22.32	$26.37	$21.19	$19.68
Total Return‡	(12.33)%	26.44%	13.72%	(20.97)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$62,505	$56,690	$37,076	$18,696
Ratio of Expenses to Average Net Assets	0.88%††	0.88%	0.86%	0.80%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.32%††	1.46%	1.86%	1.83%††
Ratio of Net Investment Income to Average Net Assets	1.80%††	2.22%	2.71%	5.53%††
Portfolio Turnover Rate	115%§	205%	367%	295%§

*	Commenced operations on December 15, 2021.
†	Per share data calculated using average shares method.
††	Annualized.
‡

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover rate is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024	Year Ended September 30, 2023	Period Ended September 30, 2022*
Net Asset Value, Beginning of Year/Period	$31.07		$23.40	$20.38	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.28	0.29	0.21
Net Realized and Unrealized Gain (Loss)	1.55		7.80	3.04	(4.83)
Total from Investment Operations	1.68		8.08	3.33	(4.62)
Dividends and Distributions:
Net Investment Income	(0.31)		(0.41)	(0.31)	—	^
Total Dividends and Distributions	(0.31)		(0.41)	(0.31)	—
Net Asset Value, End of Year/Period	$32.44		$31.07	$23.40	$20.38
Total Return‡	5.43%		34.93%	16.44%	(18.47)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$89,206		$65,244	$57,330	$50,947
Ratio of Expenses to Average Net Assets	0.80	%††	0.80%	0.80%	0.80	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.11	%††	1.16%	1.17%	1.05	%††
Ratio of Net Investment Income to Average Net Assets	0.79	%††	1.04%	1.29%	1.17	%††
Portfolio Turnover Rate	155	%§	164%	286%	235	%§

*	Commenced operations on December 15, 2021.
†	Per share data calculated using average shares method.
††	Annualized.
‡

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Amount represents less than $0.005 per share.
§	Portfolio turnover rate is for the period indicated and has not been annualized.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM JAPAN EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Six Months Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024*
Net Asset Value, Beginning of Period	$28.21	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.12	0.09
Net Realized and Unrealized Gain (Loss)	(1.24)	3.12
Total from Investment Operations	(1.12)	3.21
Dividends and Distributions:
Net Investment Income	(0.21)	—
Total Dividends and Distributions	(0.21)	—
Net Asset Value, End of Period	$26.88	$28.21
Total Return‡	(3.98)%	12.84%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$32,262	$34,557
Ratio of Expenses to Average Net Assets	0.72%††	0.72	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.62%††	1.67	%††
Ratio of Net Investment Income to Average Net Assets	0.88%††	0.70	%††
Portfolio Turnover Rate	21%§	15	%§

*	Commenced operations on April 3, 2024.
†	Per share data calculated using average shares method.
††	Annualized.
‡

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover rate is for the period indicated and has not been annualized.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2025 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 46 funds. The financial statements herein are those of the Rayliant Quantamental China Equity ETF, the Rayliant Quantamental Emerging Market ex-China Equity ETF (formerly, Rayliant Quantamental Emerging Market Equity ETF), the Rayliant Quantitative Developed Market Equity ETF, and the Rayliant SMDAM Japan Equity ETF (the “Funds”). The investment objective of each of the Funds is to seek long-term capital appreciation. The Rayliant Quantamental China Equity ETF and the Rayliant SMDAM Japan Equity ETF are classified as a non-diversified investment companies. Rayliant Asset Management serves as the investment adviser (the “Adviser”) to each of the Funds. The Adviser has registered with the National Futures Association as a “Commodity Pool Operator” under the Commodities Exchange Act with respect to each of the Funds. The Rayliant Quantamental China Equity ETF commenced operations on December 30, 2020. The Rayliant Quantamental Emerging Market ex-China Equity ETF and the Rayliant Quantitative Developed Market Equity ETF each commenced operations on December 15, 2021. The Rayliant SMDAM Japan Equity ETF commenced operations on April 3, 2024. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the funds in which shares are held.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "Exchange"). Market prices for shares of the Funds may be different from their net asset value ("NAV"). The Funds issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, called "Creation Units". Transactions for the Funds are generally conducted in exchange for the deposit or delivery of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2025 (UNAUDITED)

accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2025 (UNAUDITED)

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds become aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate its net asset value, it may request that a Committee meeting be called.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2025 (UNAUDITED)

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

For details of investment classifications, reference the Schedule of Investments.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the six months ended March 31, 2025, Rayliant Quantamental Emerging Market

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2025 (UNAUDITED)

ex-China Equity ETF has accrued foreign tax in the amount of $4,424, which is presented on the Statements of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Funds issue and redeems Shares at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for the Funds are a Creation Unit of 25,000, 50,000, 25,000 and 25,000 Shares for Rayliant Quantamental

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2025 (UNAUDITED)

China Equity ETF, Rayliant Quantamental Emerging Market ex-China Equity ETF, Rayliant Quantitative Developed Market Equity ETF and Rayliant SMDAM Japan Equity ETF, respectively, or multiples thereof). Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

The following table discloses the value/cost of one creation unit, creation transaction fee and redemption transaction fee for each transaction in a Creation Unit as of March 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Rayliant Quantamental China Equity ETF	25,000	$1,000	$361,750	$1,000
Rayliant Quantamental Emerging Market Ex-China Equity ETF	50,000	$2,500	$1,116,000	$2,500
Rayliant Quantitative Developed Market Equity ETF	25,000	$1,000	$811,000	$1,000
Rayliant SMDAM Japan Equity ETF	25,000	$500	$672,000	$500

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2025 (UNAUDITED)

4. Administration, Distribution, Custodian, and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended March 31, 2025, for the Rayliant Quantamental China Equity ETF, the Rayliant Quantamental Emerging Market ex-China Equity ETF, the Rayliant Quantitative Developed Market Equity ETF and the Rayliant SMDAM Japan Equity ETF incurred $62,330, $54,849, $54,849 and $55,026, respectively, for these services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of each Fund as compensation for distribution and shareholder services. For the six months ended March 31, 2025, the Funds did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for each of the Funds. The Custodian plays no role in determining the investment policies of any of the Funds or which securities are to be purchased or sold by the Funds.

Brown Brothers Harriman & Co. also serves as the transfer agent and dividend disbursing agent for each of the Funds under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement & Investment Sub-Advisory Agreement:

Under the terms of an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advisory services to Rayliant Quantamental China Equity ETF, Rayliant Quantamental Emerging Market ex-China Equity ETF, Rayliant Quantitative Developed Market Equity ETF and Rayliant SMDAM Japan Equity ETF at a fee calculated at an annual rate of 0.60%, 0.65%, 0.65% and 0.65%, respectively, of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and to reimburse expenses for each of the Funds to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 0.80%, 0.88%, 0.80% and 0.72% of the Fund’s’ average daily net assets for Rayliant Quantamental China Equity ETF, Rayliant Quantamental Emerging Market ex-China Equity ETF, Rayliant Quantitative Developed Market Equity ETF and Rayliant SMDAM Japan Equity ETF, respectively, until January 31, 2026 (the “Expense

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2025 (UNAUDITED)

Limitation”). The Adviser may recover all or a portion of the Adviser’s fee reductions or expense reimbursements in regard to each of the Funds, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which the Adviser reduced the Adviser’s fee or reimbursed expenses if the Fund’s total annual funds operating expenses are below the Expense Limitation. This agreement may be terminated by the Trust for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2026. During the six months ended March 31, 2025, the Funds did not recapture any previously waived fees.

As of March 31, 2025, the fees previously waived and reimbursed by the Adviser which may be subject to possible future recapture are as follows:

Period	Subject to Repayment until March 31:	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market ex- China Equity ETF
2023	2026	$224,093	$238,861
2024	2027	240,786	263,289
2025	2028	114,715	126,119
		$579,594	$628,269

Period	Subject to Repayment until March 31:	Rayliant Quantitative Developed Market Equity ETF	Rayliant SMDAM Japan Equity ETF
2022	2026	$207,405	$–
2023	2027	217,548	142,102
2024	2028	111,977	149,279
		$536,930	$291,381

The Adviser (Rayliant Investment Research, doing business as Rayliant Asset Management) entered into an investment sub-advisory agreement, effective as of April 3, 2024, with Sumitomo Mitsui DS Asset Management Company, Ltd, doing business as SMDAM, on behalf of the Rayliant SMDAM Japan Equity ETF.

For SMDAM’s services, the sub-adviser SMDAM is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 50% of the advisory fee, net of any Rayliant SMDAM Japan Equity ETF waivers or reimbursements, received by the Adviser from the Rayliant SMDAM Japan Equity ETF.

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6. Investment Transactions:

For the six months ended March 31, 2025, the Rayliant Quantamental China Equity ETF made purchases of $27,857,276 and sales of $47,260,024 in investment securities other than long-term U.S. Government and short-term securities.

For the six months ended March 31, 2025, the Rayliant Quantamental Emerging Market ex-China Equity ETF made purchases of $79,956,972 and sales of $65,874,900 in investment securities other than long-term U.S. Government and short-term securities.

For the six months ended March 31, 2025, the Rayliant Quantitative Developed Market Equity ETF made purchases of $134,925,886 and sales of $113,358,731 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $23,948,773 and in-kind redemptions of $2,372,373, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $562,358.

For the six months ended March 31, 2025, the Rayliant SMDAM Japan Equity ETF made purchases of $7,005,987 and sales of $7,822,912 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $— and in-kind redemptions of $717,479, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $132,391.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. Book/tax differences may be temporary or permanent.

The permanent differences are primary attributed to different treatment for gains and losses on REIT adjustments, PFIC adjustments, India capital gains tax and foreign currency transactions.

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The tax character of dividends and distributions paid during the year or period ended September 30, 2024 are as follows:

	Ordinary Income	Total
Rayliant Quantamental China Equity ETF	$1,714,050	$1,714,050
Rayliant Quantamental Emerging Market ex-China Equity ETF	626,110	626,110
Rayliant Quantitative Developed Market Equity ETF	952,925	952,925
Rayliant SMDAM Japan Equity ETF	—	—

As of September 30, 2024, the components of Distributable Earnings (Accumulated Losses) on a tax basis for the Funds were as follows:

	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market ex-China Equity ETF
Undistributed Ordinary Income	$785,801	$1,767,527
Capital Loss Carryforwards	(51,684,789)	(3,628,554)
Unrealized Appreciation	7,201,807	6,086,228
Other Temporary Differences	1	(3)
Distributable Earnings (Accumulated Losses)	$(43,697,180)	$4,225,198

	Rayliant Quantitative Developed Market Equity ETF	Rayliant SMDAM Japan Equity ETF
Undistributed Ordinary Income	$629,911	$219,937
Capital Loss Carryforwards	(1,835,322)	(328,494)
Unrealized Appreciation	10,713,728	3,521,144
Other Temporary Differences	(1)	(1)
Distributable Earnings	$9,508,316	$3,412,586

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2025 (UNAUDITED)

The fund has capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Rayliant Quantamental China Equity ETF	$47,606,788	$4,078,001	$51,684,789
Rayliant Quantamental Emerging Market ex-China Equity ETF	3,628,554	—	3,628,554
Rayliant Quantitative Developed Market Equity ETF	1,835,322	—	1,835,322
Rayliant SMDAM Japan Equity ETF	328,494	—	328,494

During the year ended September 30, 2024, Rayliant Quantamental Emerging Market ex-China Equity ETF and Rayliant Quantitative Developed Market Equity ETF utilized $1,433,193 and $6,693,750, respectively, in short-term capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to wash sales and PFIC MTM adjustments. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by the Fund at March 31, 2025 were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
Rayliant Quantamental China Equity ETF	$16,331,463	$1,958,769	$(204,522)	$1,754,247
Rayliant Quantamental Emerging Market ex-China Equity ETF	63,284,079	3,479,307	(4,694,635)	(1,215,328)
Rayliant Quantitative Developed Market Equity ETF	85,839,290	5,954,241	(3,011,652)	2,942,589
Rayliant SMDAM Japan Equity ETF	29,902,001	4,690,804	(2,604,725)	2,086,079

8. Concentration of Risks:

As with all exchange traded funds, there is no guarantee that the Funds will achieve their investment objectives. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. Each Fund is subject to certain of the principal risks noted below. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

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Active Management Risk (SMDAM Japan Equity ETF) — The Fund is an actively managed portfolio. In managing the Fund’s portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Consumer Discretionary Sector Risk (Quantamental China Equity ETF) — A Fund that focuses in the consumer discretionary sector may be subject to greater risks than a portfolio without such a focus. Companies in the consumer discretionary sector can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success of these companies can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, products of consumer discretionary companies. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy and, in turn, negatively affect companies in the consumer discretionary sector. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Depositary Receipts Risk (All Funds) — American Depositary Receipts (“ADRs”) are typically trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and other types of depositary receipts (collectively, “Depositary Receipts”) are typically issued by non-U.S. banks or financial institutions to evidence an interest in underlying securities issued by either a U.S. or a non-U.S. entity. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of Depositary Receipts generally involve risks applicable to other types of investments in non-U.S. issuers. Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a Depositary Receipt is denominated in a different currency than its underlying securities, a Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security. The values of Depositary Receipts may decline for a number of reasons relating to the issuers or sponsors of the Depositary Receipts, including, but not limited to, insolvency of the issuer or sponsor. Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of Depositary Receipts may differ from the prices of securities upon which they are based. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

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Derivatives Risk (Quantamental China Equity ETF and SMDAM Japan Equity ETF) — The Fund’s use of futures and swaps is subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. There are various factors that affect the Fund’s ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser’s use of derivatives will be successful in achieving its intended goals.

Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

Moreover, regulation relating to the Fund’s use of derivatives and related instruments, including Rule 18f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Futures Contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price. The risks of futures include: (i) leverage risk; (ii) correlation risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness

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of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Swaps. Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk, and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Total return swaps are contracts that obligate a party to pay interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. Fully funded total return swaps have economic and risk characteristics similar to credit-linked notes, which are described above. Fully funded equity swaps have economic and risk characteristics similar to participation notes (P-Notes). P-Notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market.

A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over

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the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If the Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index; or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is generally determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset.

Emerging Market Company Risk (Quantamental Emerging Market ex-China Equity ETF) — Investments in emerging market companies, including those outside of China, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign companies. Unlike more established markets, emerging markets may have governments that are less stable and economies that are less developed. Furthermore, future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Equity Market Risk (All Funds) — Because a Fund may invest in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2025 (UNAUDITED)

securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. The market as a whole may not favor the types of investments a Fund makes. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is a principal risk of investing in a Fund.

ETF Risks (All Funds) — The Funds are ETFs and, as a result of this structure, they are exposed to the following risks:

Trading Risk - Although Fund shares are listed for trading on a listing exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in a Fund’s shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in a Fund’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of a Fund’s shares will continue to be met or will remain unchanged.

Shares of a Fund may trade at, above or below their most recent NAV. The per share NAV of a Fund is calculated at the end of each business day and fluctuates with changes in the market value of a Fund’s holdings since the prior most recent calculation. The trading prices of a Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand. The trading prices of a Fund’s shares may deviate significantly from NAV during periods of market volatility. These factors, among others, may lead to a Fund’s shares trading at a premium or discount to NAV. However, given that shares can be created and redeemed only in Creation Units at NAV, the Adviser does not believe that large discounts or premiums

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to NAV will exist for extended periods of time. While the creation/redemption feature is designed to make it likely that a Fund’s shares normally will trade close to a Fund’s NAV, exchange prices are not expected to correlate exactly with a Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price of a Fund is at a premium to its NAV or sells at time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Where all or a portion of a Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. This in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Investors buying or selling shares of a Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares of a Fund, including bid/ask spreads, frequent trading of such shares may significantly reduce investment results and an investment in a Fund’s shares may not be advisable for investors who anticipate regularly making small investments.

Cash Transactions Risk — Like other ETFs, a Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, a Fund expects to effect its creations and redemptions at least partially for cash, rather than in-kind securities. Thus, an investment in a Fund may be less tax-efficient than an investment in other ETFs as a Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, a Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds at least partially in cash rather than through in-kind delivery of portfolio securities may require a Fund to dispose

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of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. A Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. An active trading market for shares of a Fund may not develop or be maintained, and, particularly during times of market stress, Authorized Participants or market makers may step away from their respective roles in making a market in shares of a Fund and in executing purchase or redemption orders. This could, in turn, lead to variances between the market price of a Fund’s shares and the value of its underlying securities.

Financials Sector Risk (Quantamental China Equity ETF) — A Fund that focuses in the financials sector may be subject to greater risks than a portfolio without such a focus. Companies in the financials sector of an economy are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries of any individual financial company or of the financials sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financials sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. The financials sector is particularly sensitive to fluctuations in interest rates. The financials sector is also a target for cyber attacks, and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology failures have become increasingly frequent in this sector and have reportedly caused losses to companies in this sector, which may negatively impact the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2025 (UNAUDITED)

Foreign Currency Risk (All Funds) — As a result of a Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in a Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Foreign Securities Risk (All Funds) — Investments in securities of foreign companies (including direct investments as well as investments through certain depositary receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising a Fund’s portfolio. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies of the affected country and other countries with which it does business, which in turn could adversely affect a Fund's investments in that country and other affected countries. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

Geographic Focus Risk (Quantamental Emerging Market ex-China Equity ETF, Quantitative Developed Market Equity ETF and SMDAM Japan Equity ETF) — To the extent that it focuses its investments in a particular country or geographic region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2025 (UNAUDITED)

Growth Style Risk (SMDAM Japan Equity ETF) — The Adviser’s or the Sub-Adviser’s growth investment style may increase the risks of investing in the Fund. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly when it appears that those expectations will not be met. In addition, a growth investing style may go in and out of favor over time, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Investments in Investment Companies Risk (All Funds) — A Fund may purchase shares of investment companies. When a Fund invests in an investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. In part because of these additional expenses, the performance of an investment company may differ from the performance a Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, a Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

ETFs — ETFs are pooled investment vehicles whose shares are listed and traded on U.S. and non-U.S. stock exchanges. To the extent that a Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, a Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their NAV and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Large Capitalization Risk (All Funds) — If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Large Purchase and Redemption Risk (SMDAM Japan Equity ETF) — Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2025 (UNAUDITED)

times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Leverage Risk (SMDAM Japan Equity ETF) — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Liquidity Risk (Quantamental Emerging Market ex-China Equity ETF, Quantitative Developed Market Equity ETF and SMDAM Japan Equity ETF) — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Management Risk (All Funds) — Each Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. Individual issuers may report poor results or be negatively affected by industry and/or economic trends and developments. A Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

New Fund Risk (SMDAM Japan Equity ETF) — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversification Risk (Quantamental China Equity ETF and SMDAM Japan Equity ETF) — Fund is non-diversified, meaning that it may invest a large percentage of its assets in a

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2025 (UNAUDITED)

single issuer or a relatively small number of issuers. Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the diversification requirements for classification as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the“Code”).

Portfolio Turnover Risk (All Funds) — Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect a Fund’s performance.

Preferred Stock Risk (Quantamental Emerging Market ex-China Equity ETF, Quantitative Developed Market Equity ETF and SMDAM Japan Equity ETF) — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Quantitative Investing Risk (All Funds) — A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. These issues or flaws, which can be difficult to identify, may result in the implementation of a portfolio that is different from that which was intended, and could negatively impact investment returns. Such risks should be viewed as an inherent element of investing in an investment strategy that relies heavily upon quantitative models and computerization.

REIT Risk (Quantamental China Equity ETF) — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through the Fund, shareholders will not only bear the proportionate share of the expenses of the Fund, but will also, indirectly, bear similar expenses of underlying REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a U.S. REIT may be

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2025 (UNAUDITED)

affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act.

Risk of Investing in China (Quantamental China Equity ETF) — Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which the Fund invests. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies.

Risk of Investing in Japan (SMDAM Japan Equity ETF) — The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. There can be no assurance that overseas demand for the products and services of Japanese companies will not change adversely in the future. China has become an important trading partner with Japan, but the countries’ political relationship has been strained at times. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness. Natural disasters, such as earthquakes, volcanoes,

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2025 (UNAUDITED)

typhoons or tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy and, in turn, the Fund.

Sector Focus Risk (Quantamental China Equity ETF and SMDAM Japan Equity ETF) — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors.

Securities Lending Risk (Quantamental China Equity ETF) — Engaging in securities lending could increase the Fund’s market and credit risk. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. These events could also trigger adverse tax consequences to the Fund. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Small and Medium Capitalization Issuers Risk (All Funds) — Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Stock Connect Investing Risk (Quantamental China Equity ETF) — Fund purchases of China A Shares through Stock Connect involve ownership rights that are exercised differently than those involved in U.S. securities markets. When the Fund buys a Shanghai Stock Exchange-listed or Shenzhen Stock Exchange-listed stock through Stock Connect, the Fund is purchasing a security registered under the name of the Hong Kong Securities Clearing Company Limited (“HKSCC”) that acts as a nominee holder for the

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2025 (UNAUDITED)

beneficial owner of the Shanghai Stock Exchange-listed or Shenzhen Stock Exchange-listed stock. The Fund as the beneficial owner of the Shanghai Stock Exchange-listed or Shenzhen Stock Exchange-listed stock can exercise its rights through its nominee HKSCC. However, due to the indirect nature of holding its ownership interest through a nominee holder, the Fund might encounter difficulty in exercising or timely exercising its rights as the beneficial owner when trading through HKSCC under Stock Connect, and such difficulty may expose the Fund to risk of loss.

Valuation Risk (Quantamental Emerging Market ex-China Equity ETF, Quantitative Developed Market Equity ETF and SMDAM Japan Equity ETF) — The risk that a security may be difficult to value. A Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

Value Style Risk (Quantamental China Equity ETF) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” may continue to be undervalued by the market for long periods of time.

9. Other:

At March 31, 2025, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

10. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11. Recent Accounting Pronouncement:

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2025 (UNAUDITED)

disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of each Fund’s Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs MARCH 31, 2025 (UNAUDITED)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

NOTES

NOTES

NOTES

Rayliant ETFs

c/o SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

1-866-898-1688

Investment Adviser:

Rayliant Asset Management

1299 Ocean Avenue, Suite 700

Santa Monica, California 90401

Investment Sub-Adviser:

SMDAM

Toranomon Hills Business Tower 26F

17-1, Toranomon 1-chome, Minato-ku, Tokyo

Japan, 105-6426

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

RAY-SA-001-0500

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 6, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: June 6, 2025